Note 25 Post employment commitments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Post employment commitments [Line Items]
Defined benefit obligation, at present value		€ 6,181		€ 7,180
Defined benefit obligation, at present value		6,424		6,181		€ 7,180
SPAIN
Post employment commitments [Line Items]
Defined benefit obligation, at present value		2,546
Defined benefit obligation, at present value		2,310		2,546
Plan assets		147
Plan assets		129		147
Net liability asset		2,399		3,464		4,039
Net liability asset		2,181		2,399		3,464
SPAIN | Current service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		3
Plan assets changes of the year		0
Net liability asset changes of the year		3		4		5
SPAIN | Interest income or expense [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		90
Plan assets changes of the year		5
Net liability asset changes of the year		85		51		20
SPAIN | Contributions by plan participants [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Employer contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		11
SPAIN | Past service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[1]	0
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		0	[1]	0	[2]	75	[2]
SPAIN | Remeasurements [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		67
Plan assets changes of the year		0
Net liability asset changes of the year		67		(643)		(98)
SPAIN | Return of plan assets [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	0
Net liability asset changes of the year		0	[3]	34	[4]	8	[4]
SPAIN | From changes in demographic assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | From changes in financial assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		78
Plan assets changes of the year		0
Net liability asset changes of the year		78		(643)		(61)
SPAIN | Other actuarial gains and losses [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(11)
Plan assets changes of the year		0
Net liability asset changes of the year		(11)		(34)		(45)
SPAIN | Benefit payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(402)
Plan assets changes of the year		(23)
Net liability asset changes of the year		(379)		(484)		(599)
SPAIN | Settlements payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Business combinations [member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Effect on changes in foreign exchange rates [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Conversions to defined contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Other effects Post employment commitments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		6
Plan assets changes of the year		0
Net liability asset changes of the year		6		7		12
SPAIN | of which vested benefit obligation relating to current employees [Member]
Post employment commitments [Line Items]
Defined benefit obligation, at present value		64
SPAIN | Of which vested benefit obligation relating to retired employees [Member]
Post employment commitments [Line Items]
Defined benefit obligation, at present value		2,246
MEXICO
Post employment commitments [Line Items]
Defined benefit obligation, at present value		985
Defined benefit obligation, at present value		1,269		985
Plan assets		853
Plan assets		958		853
Net liability asset		132		124		28
Net liability asset		311		132		124
MEXICO | Current service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		9
Plan assets changes of the year		0
Net liability asset changes of the year		9		7		5
MEXICO | Interest income or expense [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		108
Plan assets changes of the year		91
Net liability asset changes of the year		17		14		1
MEXICO | Contributions by plan participants [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
MEXICO | Employer contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		37
Net liability asset changes of the year		(37)		(41)		(2)
MEXICO | Past service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[1]	0
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		0	[1]	1	[2]	0	[2]
MEXICO | Remeasurements [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		156
Plan assets changes of the year		(19)
Net liability asset changes of the year		175		152		128
MEXICO | Return of plan assets [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	(19)
Net liability asset changes of the year		19	[3]	45	[4]	49	[4]
MEXICO | From changes in demographic assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		(4)
MEXICO | From changes in financial assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		114
Plan assets changes of the year		0
Net liability asset changes of the year		114		73		84
MEXICO | Other actuarial gains and losses [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		42
Plan assets changes of the year		0
Net liability asset changes of the year		42		34		(2)
MEXICO | Benefit payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(102)
Plan assets changes of the year		(102)
Net liability asset changes of the year		0		0		(1)
MEXICO | Settlements payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(1)
Plan assets changes of the year		(1)
Net liability asset changes of the year		0		0		0
MEXICO | Business combinations [member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		(139)		(40)
MEXICO | Effect on changes in foreign exchange rates [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		114
Plan assets changes of the year		99
Net liability asset changes of the year		15		13		5
MEXICO | Conversions to defined contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
MEXICO | Other effects Post employment commitments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY
Post employment commitments [Line Items]
Defined benefit obligation, at present value		418
Defined benefit obligation, at present value		435		418
Plan assets		315
Plan assets		363		315
Net liability asset		103		63		85
Net liability asset		72		103		63
TURKEY | Current service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		17
Plan assets changes of the year		0
Net liability asset changes of the year		17		13		16
TURKEY | Interest income or expense [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		50
Plan assets changes of the year		41
Net liability asset changes of the year		8		10		9
TURKEY | Contributions by plan participants [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		9
Plan assets changes of the year		9
Net liability asset changes of the year		0		0		0
TURKEY | Employer contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		23
Net liability asset changes of the year		(23)		(22)		(11)
TURKEY | Past service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[1]	33
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		33	[1]	2	[2]	2	[2]
TURKEY | Remeasurements [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		161
Plan assets changes of the year		129
Net liability asset changes of the year		32		62		10
TURKEY | Return of plan assets [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	129
Net liability asset changes of the year		(129)	[3]	(104)	[4]	(11)	[4]
TURKEY | From changes in demographic assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(14)
Plan assets changes of the year		0
Net liability asset changes of the year		(14)		(37)		0
TURKEY | From changes in financial assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		10
Plan assets changes of the year		0
Net liability asset changes of the year		10		82		(18)
TURKEY | Other actuarial gains and losses [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		165
Plan assets changes of the year		0
Net liability asset changes of the year		165		122		39
TURKEY | Benefit payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(68)
Plan assets changes of the year		(25)
Net liability asset changes of the year		(43)		(6)		(6)
TURKEY | Settlements payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY | Business combinations [member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY | Effect on changes in foreign exchange rates [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(162)
Plan assets changes of the year		(122)
Net liability asset changes of the year		(40)		(18)		(43)
TURKEY | Conversions to defined contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY | Other effects Post employment commitments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(21)
Plan assets changes of the year		(7)
Net liability asset changes of the year		(14)		0		0
Rest of the world [Member]
Post employment commitments [Line Items]
Defined benefit obligation, at present value		318
Defined benefit obligation, at present value		247		318
Plan assets		293
Plan assets		224		293
Net liability asset		25		24		27
Net liability asset		23		25		24
Rest of the world [Member] | Current service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		3
Plan assets changes of the year		0
Net liability asset changes of the year		3		3		3
Rest of the world [Member] | Interest income or expense [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		11
Plan assets changes of the year		9
Net liability asset changes of the year		2		4		1
Rest of the world [Member] | Contributions by plan participants [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		2
Plan assets changes of the year		2
Net liability asset changes of the year		0		0		0
Rest of the world [Member] | Employer contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		29
Net liability asset changes of the year		(29)		(3)		(1)
Rest of the world [Member] | Past service cost [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[1]	3
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		3	[1]	3	[2]	2	[2]
Rest of the world [Member] | Remeasurements [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(4)
Plan assets changes of the year		(25)
Net liability asset changes of the year		21		(1)		(5)
Rest of the world [Member] | Return of plan assets [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	(25)
Net liability asset changes of the year		25	[3]	121	[4]	19	[4]
Rest of the world [Member] | From changes in demographic assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(2)
Plan assets changes of the year		0
Net liability asset changes of the year		(2)		8		(2)
Rest of the world [Member] | From changes in financial assumptions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(10)
Plan assets changes of the year		0
Net liability asset changes of the year		(10)		(132)		(7)
Rest of the world [Member] | Other actuarial gains and losses [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		8
Plan assets changes of the year		0
Net liability asset changes of the year		8		2		(15)
Rest of the world [Member] | Benefit payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(14)
Plan assets changes of the year		(12)
Net liability asset changes of the year		(1)		(1)		(1)
Rest of the world [Member] | Settlements payments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(75)
Plan assets changes of the year		(74)
Net liability asset changes of the year		(1)		0		0
Rest of the world [Member] | Business combinations [member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		(1)
Plan assets changes of the year		0
Net liability asset changes of the year		(1)		0		(2)
Rest of the world [Member] | Effect on changes in foreign exchange rates [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		4
Plan assets changes of the year		3
Net liability asset changes of the year		1		(3)		1
Rest of the world [Member] | Conversions to defined contributions [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
Rest of the world [Member] | Other effects Post employment commitments [Member]
Post employment commitments [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		€ 0		€ 0		€ 0

[1]	(1) Including gains and losses arising from settlements.
[2]	(1) Includes gains and losses from settlements.
[3]	(2) Excluding interest, which is recorded under "Interest income or expense".
[4]	(2) Excludes interest which is reflected in the line item “Interest income and expense”.